SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		$ 1,381,833	$ 1,294,664
Reclassification of certain income tax effects to retained earnings		1,643,896	1,381,833	$ 1,114,752
Ending Balance		1,643,896	1,381,833
Investments in Equity Securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		0	3,446
Other comprehensive (loss), before reclassifications, net of tax		0	0
Amounts reclassified from accumulated other comprehensive income, net of tax		0	0
Net current-period other comprehensive (loss), net of tax		0	0
Reclassification of certain income tax effects to retained earnings		0	0
Ending Balance		0	0
Tax on other comprehensive income before reclassifications		0	0
Tax on amounts reclassified from accumulated other comprehensive income		0	0
Tax on net current-period other comprehensive income		0	0
Investments in Equity Securities | Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-01
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance			(3,446)
Reclassification of certain income tax effects to retained earnings
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		0	0
Other comprehensive (loss), before reclassifications, net of tax		(10,505)	0
Amounts reclassified from accumulated other comprehensive income, net of tax		108	0
Net current-period other comprehensive (loss), net of tax		(10,397)	0
Reclassification of certain income tax effects to retained earnings		(10,397)	0
Ending Balance		(10,397)	0
Tax on other comprehensive income before reclassifications		3,203	0
Tax on amounts reclassified from accumulated other comprehensive income		(32)	0
Tax on net current-period other comprehensive income		3,171	0
Cash Flow Hedges | Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-01
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance			0
Reclassification of certain income tax effects to retained earnings
Postemployment Benefit Obligation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		(31,787)	(16,056)
Other comprehensive (loss), before reclassifications, net of tax		(4,882)	(16,978)
Amounts reclassified from accumulated other comprehensive income, net of tax		2,751	1,247
Net current-period other comprehensive (loss), net of tax		(2,131)	(15,731)
Reclassification of certain income tax effects to retained earnings		(33,918)	(31,787)
Ending Balance		(33,918)	(31,787)
Tax on other comprehensive income before reclassifications		1,235	6,557
Tax on amounts reclassified from accumulated other comprehensive income		(668)	(451)
Tax on net current-period other comprehensive income		567	6,106
Postemployment Benefit Obligation | Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-01
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance			0
Reclassification of certain income tax effects to retained earnings
Total
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		(31,787)	(12,610)
Other comprehensive (loss), before reclassifications, net of tax		(15,387)	(16,978)
Amounts reclassified from accumulated other comprehensive income, net of tax		2,859	1,247
Net current-period other comprehensive (loss), net of tax		(12,528)	(15,731)
Reclassification of certain income tax effects to retained earnings		(44,315)	(31,787)	$ (3,256)
Ending Balance		(44,315)	(31,787)
Tax on other comprehensive income before reclassifications		4,438	6,557
Tax on amounts reclassified from accumulated other comprehensive income		(700)	(451)
Tax on net current-period other comprehensive income		$ 3,738	6,106
Total | Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-01
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	[1]		$ (3,446)
Reclassification of certain income tax effects to retained earnings

[1]	See Note 2. Summary of Significant Accounting Policies - Recently Adopted Updates to the Accounting Standards Codification section for more details.